Tax Status of Plan - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
Tax determination letter, date	Jun. 30, 2020
(Asset) Liability For Uncertain Tax Positions	$ 0
Tax determination letter, obtained	true